UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2020

Item #1. Reports to Stockholders.

INDEX	SIM U.S. Core Managed Volatility Fund SIM Global Core Managed Volatility Fund SIM Income Fund (collectively, the “SIM Funds”)

ANNUAL REPORT

For the Year Ended October 31, 2020

The SIM Funds

SIM U.S. Core Managed Volatility Fund

SIM Global Core Managed Volatility Fund

SIM Income Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

December 5, 2020

SIM U.S. CORE MANAGED VOLATILITY FUND CLASS Z
ANNUAL INVESTOR LETTER

To Our Valued Investors,

With a slight increase in the last calendar year, the performance of the SIM U.S. CORE MANAGED VOLATILITY FUND CLASS Z (“the Fund”) was consistent with the Fund Manager’s expectations and the Fund’s overall objective to achieve long-term capital appreciation, while reducing volatility relative to the S&P 500® Index. In response to COVID-19 related market uncertainty during 2020, the Fund focused on a more conservative approach to our investments.

The primary drivers of performance relative to our benchmark was the more defensive position in cash and exposure to investment factors that generally perform better than the market during down cycles. As set forth on the attached comparison, from November 1, 2019 to October 31, 2020 investments within the Fund decreased by 5.93% and investments within the Russell I000® Index (“the Index”) increased 10.87% over the same period.

Please be advised that effective December 31, 2020, the Fund will be liquidated and closed. This was previously communicated by a supplement to the Fund's prospectus dated December 1, 2020. Any remaining shareholders on December 31st will receive a distribution of their remaining investment value in the Fund based on instructions listed on your account. You will receive a separate letter from Fund management providing more details on other investment options.

We appreciate your confidence in us and look forward to a successful 2021!

Sincerely,

Joshua David Mellberg

ANNUAL REPORT

	Total Return One Year Ended 10/31/2020	Average Annual Return Since Inception 12/21/2018- 10/31/2020
SIM U.S. Core Managed Volatility Fund Class Z*	(5.93%)	8.20%
Russell 1000® Index	10.87%	19.24%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Index consists of the largest 1000 companies in the Russell 3000® Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Blend Large Cap	69.25%
Blend Broad Market	14.15%
Money Market Funds	16.17%
99.57%

See Notes to Financial Statements

ANNUAL REPORT

SIM U.S. Core Managed Volatility Fund

Schedule of InvestmentsOctober 31, 2020

	Shares	Fair Value
MUTUAL FUNDS – 83.40%

BLEND BROAD MARKET – 14.15%
DFA U.S. Core Equity 2 Portfolio Institutional Class	20,000	$455,800

BLEND LARGE CAP – 69.25%
DFA U.S. High Relative Profitability Portfolio Institutional Class	84,000	1,227,240
DFA U.S. Large Company Portfolio Institutional Class	40,000	1,004,000
		2,231,240

TOTAL MUTUAL FUNDS – 83.40%		2,687,040
(Cost: $2,440,259)

MONEY MARKET FUNDS – 16.17%
Federated Institutional Prime Obligation Fund Institutional Class 0.10%*	520,533	520,928
(Cost: $520,928)

TOTAL INVESTMENTS – 99.57%
(Cost: $2,961,187)		3,207,968
Other assets, net of liabilities – 0.43%		13,757
NET ASSETS – 100.00%		$3,221,725

*Effective 7 day yield as of October 31, 2020

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

December 5, 2020

SIM GLOBAL CORE MANAGED VOLATILITY FUND
ANNUAL INVESTOR LETTER

To Our Valued Investors,

While investments in the SIM GLOBAL CORE MANAGED VOLATILITY FUND (“the Fund”) decreased slightly, the performance of the Fund was consistent with the Fund Manager’s expectations and the Fund’s overall objective to achieve long-term capital appreciation while reducing draw-downs relative to the broader global markets. In response to COVID-19 related market uncertainty during 2020, the Fund focused on a more conservative approach to our investments.

The primary drivers of performance relative to our benchmark was the more defensive position in cash and exposure to investment factors that generally perform better than the market during down cycles. As set forth on the attached comparison, from November 1, 2019 to October 31, 2020, investments within the Fund decreased by 11.58% and investments within the MSCI ACWI Index (“the Index”) increased by 5.31% over the same period.

Please be advised that effective December 31, 2020, the Fund will be liquidated and closed. This was previously communicated by a supplement to the Fund's prospectus dated December 1, 2020. Any remaining shareholders on December 31st will receive a distribution of their remaining investment value in the Fund based on instructions listed on your account. You will receive a separate letter from Fund management providing more details on other investment options.

We appreciate your confidence in us and look forward to a successful 2021!

Sincerely,

Joshua David Mellberg

ANNUAL REPORT

	Total Return One Year Ended 10/31/2020	Average Annual Return Since Inception 12/21/2018- 10/31/2020
SIM Global Core Managed Volatility Fund Class Z*	(11.58%)	3.38%
MSCI ACWI Index	5.31%	14.92%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The MSCI ACWI Index is a free-float weighted equity index designed to capture large and mid cap representation across developed and emerging markets. The index covers approximately 85% of the global investable equity opportunity set. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Foreign Blend	35.43%
Blend Broad Market	28.62%
Blend Large Cap	19.10%
Money Market Funds	16.51%
99.66%

See Notes to Financial Statements

ANNUAL REPORT

SIM Global Core Managed Volatility Fund

Schedule of InvestmentsOctober 31, 2020

	Shares	Fair Value
MUTUAL FUNDS – 83.15%

BLEND BROAD MARKET – 28.62%
DFA U.S. Core Equity 1 Portfolio Institutional Class	26,313	$664,128
U.S. Vector Equity Portfolio Institutional Class	21,468	364,951
		1,029,079

BLEND LARGE CAP – 19.10%
DFA U.S. High Relative Profitability Portfolio Institutional Class	47,000	686,670

FOREIGN BLEND – 35.43%
DFA Large Cap International Portfolio Institutional Class	22,780	476,102
DFA International High Relative Profitability Portfolio Institutional Class	75,000	798,000
		1,274,102

TOTAL MUTUAL FUNDS – 83.15%		2,989,851
(Cost: $2,853,418)

MONEY MARKET FUNDS – 16.51%
Federated Institutional Prime Obligation Fund Institutional Class 0.10%*	593,052	593,509
(Cost: $593,509)

TOTAL INVESTMENTS – 99.66%
(Cost: $3,446,927)		3,583,360
Other assets, net of liabilities – 0.34%		12,361
NET ASSETS – 100.00%		$3,595,721

*Effective 7 day yield as of October 31, 2020

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

December 5, 2020

SIM INCOME FUND CLASS Z SHARES
ANNUAL INVESTOR LETTER

To Our Valued Investors,

While the value of the SIM INCOME FUND CLASS Z SHARES (‘’the Fund”) was down for the year, the performance was consistent with the Fund Manager’s expectations and the Fund’s overall objective to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates. In response to COVID-19 related market uncertainty during the year, the Fund focused on more conservative investments with higher credit quality and shorter maturity time frame. The primary drivers of performance relative to the benchmark was the Fund’s defensive stance with respect to both credit and interest rate risk.

As set forth on the attached comparison, from November 1, 2019 to October 31, 2020, investments within the Fund decreased by 2.03% and investments within the Bloomberg Barclays US Aggregate Bond Index ("the Index") increased by 6.19% over the same period.

We anticipate that the overall results of the Fund compared to the results of the Index will remain consistent through 2021. Additionally, while future investment performance is speculative, and there will always be risk, we anticipate that the results of the Fund will remain consistent when compared to the results of the Index. As such, we do not anticipate any significant changes in our investment philosophy as we begin 2021.

We appreciate your confidence in us and look forward to a successful 2021!

Sincerely,

Joshua David Mellberg

ANNUAL REPORT

	Total Return One Year Ended 10/31/2020	Average Annual Return Since Inception 12/21/2018- 10/31/2020
SIM Income Fund Class Z*	(2.03%)	1.32%
Bloomberg Barclays US Aggregate Bond Index	6.19%	8.36%

*Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM Income Fund

Portfolio Composition as of October 31, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Aggregate Bond	60.08%
Government Intermediate	27.45%
Foreign Aggregate Bond	13.49%
101.02%

See Notes to Financial Statements

ANNUAL REPORT

SIM Income Fund

Schedule of InvestmentsOctober 31, 2020

	Shares	Fair Value
MUTUAL FUNDS – 101.02%

AGGREGATE BOND – 60.08%
DFA Investment Grade Portfolio Institutional Class	421,247	$5,038,109

FOREIGN AGGREGATE BOND – 13.49%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	70,693	769,842
DFA Short-Duration Real Return Portfolio Institutional Class	36,012	361,917
		1,131,759

GOVERNMENT INTERMEDIATE – 27.45%
DFA Short-Term Government Portfolio Institutional Class	218,000	2,302,080

TOTAL MUTUAL FUNDS – 101.02%		8,471,948
(Cost: $8,221,500)

TOTAL INVESTMENTS – 101.02%
(Cost: $8,221,500)		8,471,948
Liabilities, in excess of other assets – (1.02%)		(85,867)
NET ASSETS – 100.00%		$8,386,081

[This page intentionally left blank]

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

October 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Assets And Liabilities

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
ASSETS
Investments at value* (Note 1)	$3,207,968	$3,583,360	$8,471,948
Receivable for capital stock sold	4	5	5
Interest receivable	81	107	16
Due from advisor	8,323	6,629	17,781
Prepaid expenses	10,169	11,036	14,199
TOTAL ASSETS	3,226,545	3,601,137	8,503,949
LIABILITIES
Due to custodian	—	—	109,306
Accrued administration, transfer agent and accounting fees	3,569	4,165	7,311
Other accrued expenses	1,251	1,251	1,251
TOTAL LIABILITIES	4,820	5,416	117,868
NET ASSETS	$3,221,725	$3,595,721	$8,386,081
Net Assets Consist of:
Paid In Capital	$3,221,833	$4,032,723	$8,344,781
Distributable Earnings (Losses)	(108)	(437,002)	41,300
Net Assets	$3,221,725	$3,595,721	$8,386,081
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class Z Shares:
Net Assets	$3,221,725	$3,595,721	$8,386,081
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	278,128	339,910	827,763
Net Asset Value, Offering and Redemption Price Per Share	$11.58	$10.58	$10.13

*Identified cost of	$2,961,187	$3,446,927	$8,221,500

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

For the year ended October 31, 2020

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Operations

	SIM U.S. Core Managed Volatility Fund	SIM Global Core Managed Volatility Fund	SIM Income Fund
INVESTMENT INCOME
Dividends	$42,942	$63,813	$113,030
Interest	2,520	3,527	2,786
Total investment income	45,462	67,340	115,816

EXPENSES
Investment advisory fees (Note 2)	30,372	39,836	49,477
Administrative services fees	7,593	9,959	16,493
Recordkeeping and administrative services (Note 2)	23,827	32,449	43,275
Accounting fees (Note 2)	17,424	23,568	34,187
Custodian fees	4,629	4,677	4,683
Transfer agent fees (Note 2)	13,426	16,757	22,620
Professional fees	29,283	35,081	39,441
Filing and registration fees	14,300	14,500	16,000
Trustee fees	4,294	6,220	8,485
Compliance fees	4,454	6,249	8,016
Insurance fees	2,206	1,686	2,482
Shareholder reports (Note 2)	7,656	9,649	13,001
Exchange fees	1,494	1,167	1,710
Other	6,638	8,896	12,011
Total expenses	167,596	210,694	271,881
Advisory fee waivers and reimbursed expenses (Note 2)	(102,296)	(125,046)	(130,046)
Net expenses	65,300	85,648	141,835
Net investment income (loss)	(19,838)	(18,308)	(26,019)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(269,812)	(560,482)	(150,510)
Distributions of long-term realized gains from other investment companies	33,319	31,991	—
Net increase (decrease) in unrealized appreciation (depreciation) of investments	49,101	(85,102)	106,346
Net realized and unrealized gain (loss) on investments	(187,392)	(613,593)	(44,164)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(207,230)	$(631,901)	$(70,183)

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Changes In Net Assets

	SIM U.S. Core Managed Volatility Fund		SIM Global Core Managed Volatility Fund		SIM Income Fund
	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(19,838)	$(5,513)	$(18,308)	$7,444	$(26,019)	$(10,565)
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	(236,493)	(10,396)	(528,491)	(14,077)	(150,510)	15,451
Net increase (decrease) in unrealized appreciation (depreciation) of investments	49,101	197,680	(85,102)	221,535	106,346	144,102
Increase (decrease) in net assets from operations	(207,230)	181,771	(631,901)	214,902	(70,183)	148,988

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class Z	—	—	(20,920)	—	(38,283)	—
Decrease in net assets from distributions	—	—	(20,920)	—	(38,283)	—

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class Z	3,098,862	4,242,489	4,028,249	6,283,268	8,145,884	5,898,541
Distributions reinvested
Class Z	—	—	20,920	—	38,283	—
Shares redeemed
Class Z	(2,522,640)	(1,571,527)	(4,037,584)	(2,261,213)	(3,940,066)	(1,797,083)
Increase (decrease) in net assets from capital stock transactions	576,222	2,670,962	11,585	4,022,055	4,244,101	4,101,458

NET ASSETS
Increase (decrease) during period	368,992	2,852,733	(641,236)	4,236,957	4,135,635	4,250,446
Beginning of period	2,852,733	—	4,236,957	—	4,250,446	—
End of period	$3,221,725	$2,852,733	$3,595,721	$4,236,957	$8,386,081	$4,250,446

*Inception date

THE SIM FUNDS

See Notes to Financial Statements

ANNUAL REPORT

SIM U.S. CORE MANAGED VOLATILITY FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$12.31	$10.00
Investment activities
Net investment income (loss)(A)	(0.08)	(0.03)
(Net realized and unrealized gain loss) on investments	(0.65)	2.34
Total from investment activities	(0.73)	2.31
Net asset value, end of period	$11.58	$12.31
Total Return**	(5.93%)	23.10%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	5.52%	6.60%
Expenses net of fee waiver and reimbursements	2.15%	2.15%
Net investment income (loss)(C)	(0.65%)	(0.29%)
Portfolio turnover rate**	127.48%	167.38%
Net assets, end of period (000’s)	$3,222	$2,853

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

SIM GLOBAL CORE MANAGED VOLATILITY FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$12.03	$10.00
Investment activities
Net investment income (loss)(A)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	(1.33)	2.00
Total from investment activities	(1.38)	2.03
Distributions
Net investment income	(0.07)	—
Total distributions	(0.07)	—
Net asset value, end of period	$10.58	$12.03
Total Return**	(11.58%)	20.30%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	5.29%	6.43%
Expenses net of fee waiver and reimbursements	2.15%	2.15%
Net investment income (loss)(C)	(0.46%)	0.27%
Portfolio turnover rate**	123.23%	171.66%
Net assets, end of period (000’s)	$3,596	$4,237

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

SIM INCOME FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$10.46	$10.00
Investment activities
Net investment income (loss)(A)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.17)	0.49
Total from investment activities	(0.21)	0.46
Distributions
Net investment income	(0.07)	—
Net realized gains	(0.05)	—
Total distributions	(0.12)	—
Net asset value, end of period	$10.13	$10.46
Total Return**	(2.03%)	4.60%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	4.12%	6.30%
Expenses net of fee waiver and reimbursements	2.15%	2.15%
Net investment income (loss)(C)	(0.39%)	(0.35%)
Portfolio turnover rate**	68.94%	129.87%
Net assets, end of period (000’s)	$8,386	$4,250

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial StatementsOctober 31, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SIM U.S. Core Managed Volatility Fund (“U.S. Core”), the SIM Global Core Managed Volatility Fund (“Global Core”), and the SIM Income Fund (“Income”) (each a “Fund” and collectively the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on December 21, 2018.

The investment objectives of the Funds are as follows:

Fund	Objective
U.S. Core	to achieve long-term capital appreciation while reducing volatility relative to the S&P 500® Index.
Global Core	to achieve long-term capital appreciation while reducing drawdowns relative to the broader global markets.
Income	to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees of the Trust (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Core
Mutual Funds	$2,687,040	$—	$—	$2,687,040
Money Market Funds	520,928	—	—	520,928
	$3,207,968	$—	$—	$3,207,968

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Global Core
Mutual Funds	$2,989,851	$—	$—	$2,989,851
Money Market Funds	593,509	—	—	593,509
	$3,583,360	$—	$—	$3,583,360

Income
Mutual Funds	$8,471,948	$—	$—	$8,471,948

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets and Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. For the year ended October 31, 2020, the following reclassifications were made:

Fund	Paid-in Capital	Total Distributable Earnings
U.S. Core	$(19,838)	$19,838
Global Core	(917)	917
Income	(778)	778

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Secure Investment Management, LLC (the “Adviser”) provides investment advisory services for an annual fee based on the average daily net assets of the Funds. For its services, the Adviser receives an investment management fee equal to 1.00%, 1.00% and 0.75% of the average daily net assets of U.S. Core, Global Core, and Income, respectively.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

For the year ended October 31, 2020, the Adviser earned and waived management fees and reimbursed Fund expenses as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
U.S. Core	1.00%	$30,372	$30,372	$71,924
Global Core	1.00%	39,836	39,836	85,210
Income	0.75%	49,477	49,477	80,569
		$119,685	$119,685	$237,703

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.15% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to February 28, 2021 except pursuant to mutual written consent between a Fund and the Adviser or in the event that the Investment Advisory Agreement is terminated. The total amounts of recoverable reimbursements for the Funds as of October 31, 2020 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2022	2023	Total
U.S. Core	$83,379	$102,296	$185,675
Global Core	118,910	125,046	243,956
Income	124,396	130,046	254,442

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the “ASA”) with the Adviser. Pursuant to the ASA, each Fund will pay the Adviser 0.25% of average daily net assets on an annualized basis. For this fee, the Adviser will provide a variety of services, such as: 1) assisting customers with processing shareholder orders; 2) answering questions and handling correspondence for individual accounts; 3) meeting periodically with

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

customers to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and 4) assisting the coordination and provision of services to the Funds by the Funds’ other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Advisory Agreement. For the year ended October 31, 2020, the following administrative services fees were paid to the Adviser:

Fund	Administrative Services Fees
U.S. Core	$7,593
Global Core	9,959
Income	16,493
$34,045

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended October 31, 2020, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
U.S. Core	$22,139	$13,234	$15,498
Global Core	30,234	16,489	21,060
Income	39,083	22,155	29,067
	$91,456	$51,878	$65,625

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended October 31, 2020, were as follows:

Fund	Purchases	Sales
U.S. Core	$3,161,627	$3,188,753
Global Core	4,115,399	4,836,363
Income	8,589,785	4,334,950

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid during the period December 21, 2018 (inception date) to October 31, 2019 for the Funds’ and during the year ended October 31, 2020 for U.S. Core. The tax character of distributions paid during the year ended October 31, 2020 were as follows for Global Core and Income:

Global Core
Year ended October 31, 2020
Distributions paid from:
Ordinary income	$20,920

Income
Year ended October 31, 2020
Distributions paid from:
Ordinary income	$38,283

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

As of October 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	U.S. Core	Global Core	Income
Accumulated net investment income	$—	$—	$—
Accumulated net realized gain (loss)	(228,733)	(512,885)	(150,883)
Other losses	—	(30,867)	(58,265)
Net unrealized appreciation (depreciation) on investments	228,625	106,750	250,448
	$(108)	$(437,002)	$41,300

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short term and/or long term losses.

As of October 31, 2020, U.S. Core had a capital loss carryforward of $228,733 that may be carried forward indefinitely of which $173,151 is considered short term and $55,582 is considered long term, Global Core had a capital loss carryforward of $512,885 of which $275,182 is considered short term and $237,703 is considered long term, and Income had a capital loss carryforward of $150,883 of which $6,570 is considered short term and $144,313 is considered long term.

As of October 31, 2020, Global Core had a late year loss deferral of $30,867 and Income had a late year loss deferral of $58,265.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
U.S. Core	$2,979,343	$246,781	$(30,936)	$228,625
Global Core	3,476,610	136,433	(29,683)	106,750
Income	8,221,500	251,698	(1,250)	250,448

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

U.S. Core
Year ended October 31, 2020
Class Z
Shares sold	267,088
Shares reinvested	—
Shares redeemed	(220,730)
Net increase (decrease)	46,358

U.S. Core
Period December 21, 2018 (inception date) to October 31, 2019
Class Z
Shares sold	363,991
Shares reinvested	—
Shares redeemed	(132,221)
Net increase (decrease)	231,770

Global Core
Year ended October 31, 2020
Class Z
Shares sold	369,819
Shares reinvested	1,666
Shares redeemed	(383,829)
Net increase (decrease)	(12,344)

Global Core
Period December 21, 2018 (inception date) to October 31, 2019
Class Z
Shares sold	547,324
Shares reinvested	—
Shares redeemed	(195,070)
Net increase (decrease)	352,254

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2020

Income
Year ended October 31, 2020
Class Z
Shares sold	802,527
Shares reinvested	3,706
Shares redeemed	(384,872)
Net increase (decrease)	421,361

Income
Period December 21, 2018 (inception date) to October 31, 2019
Class Z
Shares sold	579,054
Shares reinvested	—
Shares redeemed	(172,652)
Net increase (decrease)	406,402

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

The Board approved a Plan of Liquidation (the “Plan”) for U.S. Core and Global Core, which became effective on November 17, 2020. The Adviser recommended that the Board approve the Plan due to factors such as the current levels of assets under management of U.S. Core and Global Core, limited growth opportunities, and the Adviser’s indication that it does not desire to continue subsidizing U.S. Core and Global Core. As a result, the Board concluded that it is in the best interests of U.S. Core and Global Core and their shareholders to liquidate U.S. Core and Global Core. U.S. Core and Global Core are expected to liquidate on or about December 29, 2020 (the “Liquidation Date”).

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE SIM FUNDS

Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders of
the SIM Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SIM U.S Core Managed Volatility Fund, SIM Global Core Managed Volatility Fund, and SIM Income Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of October 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period December 21, 2018 (commencement of operations) through October 31, 2019, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for the year then ended and for the period December 21, 2018 (commencement of operations) through October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an

ANNUAL REPORT

THE SIM FUNDS

Report of Independent Registered Public Accounting Firm - continued

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 23, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	28

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency).
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

Voting Proxies On Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

Advisory Agreement Renewal

At a meeting held on May 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Secure Investment Management, LLC (“SIM”) in regard to the SIM U.S. Core Managed Volatility Fund, the SIM Global Core Managed Volatility Fund and the SIM Income Fund (the “SIM Funds”). The Board reflected on its prior discussions with representatives from SIM and its discussions earlier in the Meeting regarding the Advisory Agreement. The Trustees reviewed the materials that had been provided to them in connection with the approval of the continuation of the Advisory Agreement and considered the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. The Trustees reviewed a memorandum from counsel to the Trust (“Counsel”) addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. The Trustees considered the types of information and factors that should be considered in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by SIM; (ii) the investment performance of the SIM Funds; (iii) the costs of the services provided and profits realized by SIM from its relationship with the SIM Funds; (iv) the extent to which economies of scale would be realized if the SIM Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the SIM Funds’ investors; and (v) SIM’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the SIM Funds, such as information regarding expense limitation arrangements and the manner in which the SIM Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to the SIM

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Funds and their shareholders; (ii)  quarterly assessments of the investment performance of the SIM Funds; (iii) SIM’s commentary on the reasons for the SIM Funds’ performance; (iv)  presentations by SIM’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing the SIM Funds; (v) compliance reports concerning the SIM Funds and SIM; (vi) disclosure information contained in the registration statement of the Trust with respect to the SIM Funds and the Form ADV of SIM; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about SIM, including financial information, a description of personnel and the services provided to the SIM Funds, information on investment advice, performance, summaries of expenses for the SIM Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the SIM Funds; (iii) the anticipated effect of size on the SIM Funds’ performance and expenses; and (iv) benefits realized by SIM from its relationship with the Trust and the SIM Funds. The Trustees also considered the affiliations of SIM with J.D. Mellberg Financial, an independent insurance and annuity marketing organization, and the potential compliance issues that could arise from that affiliation.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services provided by SIM.

In this regard, the Board considered the responsibilities SIM has under the Advisory Agreement. The Board reviewed the services provided by SIM to the SIM Funds including, without limitation: its formulation of investment recommendations and assuring compliance with the SIM Funds’ investment objectives and limitations; its coordination of services for the SIM Funds among the SIM Funds’ service providers, and its efforts to promote the SIM Funds, grow their assets, and assist in the distribution of the SIM Funds’ shares. The Board considered: SIM’s staffing, personnel, and methods of operating; the education and experience of SIM’s personnel; and SIM’s compliance program, policies, and procedures. The Trustees considered the measures that SIM has

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of SIM. The Board also considered and concluded that the services provided by SIM to the SIM Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which the SIM Funds invested. After reviewing the foregoing and further information from SIM, the Trustees concluded that the quality, extent, and nature of the services provided by SIM were satisfactory and adequate for the SIM Funds.

2.Investment Performance of the SIM Funds.

The Board noted that the SIM Funds each commenced operations in December 2018 and therefore had relatively little performance returns to review and did not have returns for the three- and five-year periods. The Trustees generally considered information that was as of March 31, 2020, although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreement.

In regard to SIM U.S. Core Managed Volatility Fund, the Board noted that its peers were U.S. focused funds with less than $500 million in assets that primarily invest in exchange-traded funds (“ETFs”) and passive funds selected by Broadridge from Morningstar’s Large Growth, Large Value, Tactical Allocation and Allocation-85%+ equity categories. The Board considered that the SIM U.S. Core Managed Volatility Fund outperformed its benchmark index and category for the quarter ended March 31, 2020, but for the 1-year period ended March 31, 2020, the Fund ranked in the bottom quartile of its peer group and third quartile of its category and trailed its benchmark index. In regard to SIM Global Core Managed Volatility Fund, the Board noted that its peers were globally focused funds with less than $500 million in assets that primarily invest in ETFs and passive funds selected by Broadridge from Morningstar’s World Allocation, Tactical Allocation and Allocation-85%+ equity categories. The Board considered that, for the 1-year period ended March 31, 2020, the SIM Global Core Managed Volatility Fund ranked in the bottom quartile of its peer group and category and trailed its benchmark index. The Trustees also considered that smaller capitalization stocks generally underperformed larger capitalization stocks during the period and that the SIM Global Core Managed Volatility Fund had the highest allocation to smaller capitalization investments in its peer group. In regard to SIM Income Fund, the Board noted that its peers were fixed-income focused funds with less than $500 million in assets that primarily invest in ETFs and passive funds selected by Broadridge from Morningstar’s Intermediate Core-Plus Bond, World Bond, World Bond-USD Hedged, Tactical Allocation and

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

World Allocation categories. The Board considered that, for the 1-year period ended March 31, 2020, the SIM Income Fund ranked in the bottom quartile of its peer group and category and trailed its benchmark index. The Trustees noted that SIM reported that the SIM Income Fund typically is exposed to less duration risk than its benchmark index and considered that the Fund’s average effective duration was the lowest in its peer group. The Board also noted that SIM, during the 2019 calendar year and the last twelve months ended March 31, 2020, has managed investment models for clients with objectives similar to those of the SIM U.S. Core Managed Volatility Fund and the SIM Global Core Managed Volatility Fund. The Trustees considered that the performance of the SIM U.S. Core Managed Volatility Fund and the SIM Global Core Managed Volatility Fund was generally comparable to the relevant investment model and the Trustees considered the reasons for differences, which they deemed reasonable.

3.The costs of services provided and profits realized by SIM from the relationship with the SIM Funds.

In considering the costs of the services provided and profits realized by SIM from the relationship with the SIM Funds, the Board considered SIM’s staffing, personnel, and methods of operating; the financial condition of SIM and the level of commitment to the SIM Funds by its principals; the current asset levels of the SIM Funds; and the overall expenses of the SIM Funds, including the nature and frequency of advisory fee payments. The Trustees noted that the net expenses of each of the SIM Funds ranks in the bottom quartile of their respective peer groups but further noted that the SIM Funds are the smallest fund in terms of asset size in each of the peer groups, in most cases by a substantial margin. The Board considered that the SIM Funds have not yet achieved economies of scale to offset their high operational expenses and that SIM has entered into expense limitation arrangements to cap each Fund’s expenses to the benefit of Fund shareholders. The Trustees considered that the SIM Funds’ net advisory fees are the lowest in their respective peer groups as SIM has waived all of its advisory fees since the SIM Funds’ inception. In light of the services provided to the SIM Funds and the investment programs that were being made available through the SIM Funds, the Board determined that the advisory fees were within an acceptable range. The Board also noted that the SIM Funds invest substantially all of their assets in other mutual funds. In this regard, the Board concluded that the advisory fees charged under the Advisory Agreement were based on services provided that are in addition to, rather than duplicable of, the services provided under the investment management agreements of any underlying mutual funds in which the SIM Funds invest. Following this

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to SIM were fair and reasonable.

4.The extent to which economies of scale would be realized as the SIM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SIM Funds’ investors.

In this regard, the Board considered the SIM Funds’ fee arrangements with SIM. The Trustees determined that, although the management fee would stay the same as asset levels increased, the shareholders of the SIM Funds would benefit from the current expense limitation arrangements for the Funds. The Board noted SIM’s indications that it would continue in the future to attempt to manage the expenses of the SIM Funds so as to keep them competitive. Following further discussion of the SIM Funds’ expected asset levels and growth of assets, and levels of fees, the Board determined that the SIM Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the SIM Funds’ shareholders.

5.Possible conflicts of interest and other benefits.

In considering SIM’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the SIM Funds; the fact that SIM does not utilize soft dollars; the basis of decisions to buy or sell securities for the SIM Funds; and the substance and administration of SIM’s code of ethics. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. The Board noted that SIM’s affiliate may be able to benefit by being able to offer annuity and life insurance products to shareholders. Based on the foregoing, the Board determined that SIM’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. After further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the continuation of the Advisory Agreement.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (Administrative Services) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SIM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2020 and held for the period ended October 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (5/1/20)	Ending Account Value (10/31/20)	Annualized Expense Ratio	Expenses Paid During Period*
U.S. Core
Class Z Actual	$1,000.00	$1,073.22	2.15%	$11.20
Class Z Hypothetical**	$1,000.00	$1,014.25	2.15%	$10.89
Global Core
Class Z Actual	$1,000.00	$1,071.94	2.15%	$11.20
Class Z Hypothetical**	$1,000.00	$1,014.25	2.15%	$10.89
Income
Class Z Actual	$1,000.00	$1,005.96	2.15%	$10.84
Class Z Hypothetical**	$1,000.00	$1,014.25	2.15%	$10.89

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

ANNUAL REPORT

THE SIM FUNDS

Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2020 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Secure Investment Management, LLC
3067 W. Ina Road, Suite 125
Tucson, Arizona 85741

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,000 for 2020 and $41,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and NA for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2020 and $6,000 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and NA for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant's principal  accountant to the SIM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and NA for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: January 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: January 4, 2021

By (Signature and Title)*:	/s/ Ann MacDonald

Ann MacDonald
Principal Financial Officer

Date: January 4, 2021

* Print the name and title of each signing officer under his or her signature.